Gold Prepay Loan (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments

	For the year ended December 31, 2021	For the year ended December 31, 2020
	$	$
Opening balance	15,157	6,842

Increase in principal of Gold Prepay Loan	—	15,500
Gold deliveries	(1,522)	(11,674)
Interest	(210)	(965)
Change in fair value	(690)	5,454
Termination	(12,735)	—

Closing balance	—	15,157